TRANSAMERICA PARTNERS FUNDS GROUP

and

TRANSAMERICA PARTNERS FUNDS GROUP II

Supplement to the Currently Effective Statement of Additional Information

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The following information replaces in its entirety the similar information found in the “Board Members and Officers” section under the heading “Management of the Trusts” contained in the Statement of Additional Information (“SAI”):

Board Members and Officers

The Board Members and executive officers of each Trust are listed below.

Interested Board Member means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of each Trust because of his current or former service with TAM or an affiliate of TAM. Interested Board Members may also be referred to herein as “Interested Trustees.” Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of each Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment adviser and its respective sub-adviser.

The funds are among the funds advised and sponsored by TAM (collectively, “Transamerica Mutual Funds”). The Transamerica Mutual Funds consist of Transamerica Funds, Transamerica Series Trust (“TST”), Transamerica Income Shares, Inc. (“TIS”), Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”), Transamerica Partners Portfolios (“TPP”) and Transamerica Asset Allocation Variable Funds (“TAAVF”) and consists of 170 funds as of the date of this SAI.

The mailing address of each Board Member is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716.

The Board Members of each Trust and each Portfolio Trust, their year of birth, their positions with the Trusts, and their principal occupations for the past five years (their titles may have varied during that period) the number of funds in Transamerica Mutual Funds the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Trustee became a Trustee of either of the Trusts or Transamerica Partners Portfolios.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INTERESTED BOARD MEMBERS
Marijn P. Smit (1973)	Board Member, President and Chief Executive Officer	Since 2014

Board Member, President and Chief Executive Officer, Transamerica Funds, TST, TPP, TPFG, TPFG II, TAAVF and TIS

(2014 – present);

Director, Chairman of the Board, President and Chief Executive Officer, Transamerica Asset Management, Inc. (“TAM”) and Transamerica Fund Services, Inc. (“TFS”) (2014 – present);

President, Investment Solutions, Transamerica Investments & Retirement (2014 – present);

Vice President, Transamerica Premier Life Insurance Company (2010 – present);

Vice President, Transamerica Life Insurance Company (2010 – present);

Senior Vice President, Transamerica Financial Life Insurance Company

(2013 – present);

Senior Vice President, Transamerica Retirement Advisors, Inc. (2013 – present);

Senior Vice President, Transamerica Retirement Solutions Corporation

(2012 – present); and

President and Director, Transamerica Stable Value Solutions, Inc. (2010 – present)

				170	N/A

Alan F. Warrick (1948)	Board Member	Since 2012	Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2012 – present); Consultant, Aegon USA (2010 – 2011); Senior Advisor, Lovell Minnick Equity Partners (2010 – present); Retired (2010 – present); and Managing Director for Strategic Business Development, Aegon USA (1994 – 2010).	170	First Allied Holdings Inc. (2013 – 2014)
INDEPENDENT BOARD MEMBERS
Sandra N. Bane (1952)	Board Member	Since 2008	Retired (1999 – present); Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2008 – present); Board Member, Transamerica Investors, Inc. (“TII”) (2003 – 2010); and Partner, KPMG (1975 – 1999).	170	Big 5 Sporting Goods (2002 – present); AGL Resources, Inc. (energy services holding company) (2008 – present)
Leo J. Hill (1956)	Lead Independent Board Member	Since 2007	Principal, Advisor Network Solutions, LLC (business consulting) (2006 – present); Board Member, TST (2001 – present); Board Member, Transamerica Funds and TIS (2002 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); Board Member, TII (2008 – 2010); Market President, Nations Bank of Sun Coast Florida (1998 – 1999); Chairman, President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 – 1998); Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991 – 1994); and	170	Ameris Bancorp (2013 – present); Ameris Bank (2013 – present)

			Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976 – 1991).
David W. Jennings (1946)	Board Member	Since 2009	Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present); Board Member, TII (2009 – 2010); Managing Director, Hilton Capital (2010 – present); Principal, Maxam Capital Management, LLC (2006 – 2008); and Principal, Cobble Creek Management LP (2004 – 2006).	170	N/A
Russell A. Kimball, Jr. (1944)	Board Member	2007	General Manager, Sheraton Sand Key Resort (1975 – present); Board Member, TST (1986 – present); Board Member, Transamerica Funds, (1986 – 1990), (2002 – present); Board Member, TIS (2002 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); and Board Member, TII (2008 – 2010).	170	N/A
Eugene M. Mannella (1954)	Board Member	Since 1993	Chief Executive Officer, HedgeServ Corporation (hedge fund administration) (2008 – present); Self-employed consultant (2006 – present); Managing Member and Chief Compliance Officer, HedgeServ Investment Services, LLC (limited purpose broker-dealer) (2011 – present);	170	N/A

President, ARAPAHO Partners LLC

(limited purpose broker-dealer) (1998 –2008);

Board Member, TPP, TPFG, TPFG II

and TAAVF (1993 – present);

Board Member, Transamerica Funds,

TST and TIS (2007 – present);

Board Member, TII (2008 – 2010); and

President, International Fund Services

(alternative asset administration)

(1993 – 2005).

Norman R. Nielsen, Ph.D. (1939)	Board Member	Since 2007	Retired (2005 – present); Board Member, Transamerica Funds, TST and TIS (2006 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); Board Member, TII (2008 – 2010); Interim President, Mt. Mercy University (2013 – 2014); Director, Aspire Inc. (formerly, Iowa Student Loan Service Corporation) (2006 – present); Director, League for Innovation in the Community Colleges (1985 – 2005); Director, Iowa Health Systems (1994 –2003); Director, U.S. Bank (1985 – 2006); and President, Kirkwood Community College (1985 – 2005).	170	Buena Vista University Board of Trustees (2004 – present); Chairman (2012-present)
Joyce G. Norden (1939)	Board Member	Since 1993	Retired (2004 – present); Board Member, TPFG, TPFG II and TAAVF (1993 – present); Board Member, TPP (2002 – present);	170	Board of Governors, Reconstructionist Rabbinical College (2007 – 2012)

			Board Member, Transamerica Funds, TST and TIS (2007 – present); Board Member, TII (2008 – 2010); and Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996 – 2004)
Patricia L. Sawyer (1950)	Board Member	Since 1993	Retired (2007 – present); President/Founder, Smith & Sawyer LLC (management consulting) (1989 – 2007); Board Member, Transamerica Funds, TST and TIS (2007 – present); Board Member, TII (2008 – 2010); Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present); Trustee, Chair of Finance Committee and Chair of Nominating Committee (1987 –1996), Bryant University; Vice President, American Express (1987 –1989); Vice President, The Equitable (1986 – 1987); and Strategy Consultant, Booz, Allen & Hamilton (1982 – 1986).	170	Honorary Trustee, Bryant University (1996 – present)
John W. Waechter (1952)	Board Member	Since 2007	Attorney, Englander Fischer (2008 – present); Retired (2004 – 2008); Board Member, TST and TIS (2004 – present); Board Member, Transamerica Funds (2005 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present);	170	Operation PAR, Inc. (2008 – present); West Central Florida Council – Boy Scouts of America (2008 –2013); Remember Honor Support, Inc. (non-profit organization)

Board Member, TII (2008 – 2010);

Employee, RBC Dain Rauscher

(securities dealer) (2004);

Executive Vice President, Chief Financial

Officer and Chief Compliance Officer,

William R. Hough & Co. (securities

dealer) (1979 – 2004); and

Treasurer, The Hough Group of Funds

(1993 – 2004).

(2013 – present) Board Member, WRH Income Properties, Inc. (real estate) (2014 – present)

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

Officers

The mailing address of each officer is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716. The following table shows information about the officers, including their year of birth, their positions held with each Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Marijn P. Smit (1973)	Board Member, President and Chief Executive Officer	Since 2014	See Table Above.
Tané T. Tyler (1965)	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	Since 2014

Vice President, Associate General Counsel, Chief

Legal Officer and Secretary, Transamerica Funds,

TST, TPP, TPFG, TPFG II, TAAVF and TIS

(2014 – present);

Director, Vice President, Associate General

Counsel, Chief Legal Officer and Secretary, TAM

and TFS (2014 – present);

Senior Vice President, Secretary and General

Counsel, ALPS, Inc., ALPS Fund Services, Inc.

and ALPS Distributors, Inc. (2004 – 2013); and

Secretary, Liberty All-Star Funds (2005-2013)

Christopher A. Staples (1970)	Vice President and Chief Investment Officer, Advisory Services	Since 2007

Vice President and Chief Investment Officer,

Advisory Services (2007 – present), Senior Vice

President – Investment Management

(2006 – 2007), Vice President – Investment

Management (2005 – 2006), Transamerica Funds,

TST and TIS;

Vice President and Chief Investment Officer,

Advisory Services, TPP, TPFG, TPFG II and

TAAVF (2007 – present);

Vice President and Chief Investment Officer

(2007 – 2010); Vice President – Investment

Administration (2005 – 2007), TII;

Director (2005 – present), Senior Vice President

(2006 – present) and Chief Investment Officer,

Advisory Services (2007 – present), TAM;

Director, TFS (2005 – present); and

Assistant Vice President, Raymond James &

Associates (1999 – 2004).

Thomas R. Wald (1960)	Chief Investment Officer	Since 2014

Chief Investment Officer, Transamerica Funds,

TST, TPP, TPFG, TPFG II, TAAVF and TIS

(2014 – present);

Chief Investment Officer, TAM (2014 – present);

Chief Investment Officer, Transamerica

Investments & Retirement (2014 – present);

Vice President and Client Portfolio Manager,

Curian Capital, LLC (2012 – 2014);

Portfolio Manager, Tactical Allocation Group,

LLC (2010 – 2011);

Mutual Fund Manager, Munder Capital

Management (2005 – 2008); and

Mutual Fund Manager, Invesco Ltd.

(1997 –2004).

Elizabeth Strouse (1974)	Vice President and Principal Financial Officer	Since 2010

Vice President and Principal Financial Officer

(2011 – present), Treasurer (2011 – 2014),

Assistant Treasurer (2010 – 2011), Transamerica

Funds, TST, TIS, TPP, TPFG, TPFG II and

TAAVF;

Vice President and Chief Accounting Officer,

TAM and TFS (2009 – present);

Director, Fund Administration, TIAA-CREF

(2007 –2009); and

Manager (2006 – 2007) and Senior (2003 – 2006)

Accounting and Assurance,

PricewaterhouseCoopers, LLC.

Vincent J. Toner (1970)	Vice President, Fund Administration and Treasurer	Since 2014	Vice President, Fund Administration and Treasurer (2014 – present) Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF;

Vice President, Fund Administration and

Treasurer, TAM and TFS (2014 – present);

Senior Vice President and Vice President, Fund

Administration, Brown Brothers Harriman

(2010 – 2014); and

Vice President Fund Administration & Fund

Accounting, OppenheimerFunds (2007 – 2010)

Richard J. Wirth (1958)	Assistant Secretary	Since 2013

Assistant Secretary, Transamerica Funds, TST,

TIS, TPP, TPFG, TPFG II and TAAVF

(2013 – present);

Director, Senior Vice President, Division General

Counsel and Secretary, Transamerica Advisors

Life Insurance Company (2012 – present);

Vice President and Division General Counsel,

Transamerica Financial Life Insurance Company

(2012 – present);

Senior Vice President and Division General

Counsel, Transamerica Life Insurance Company

(2012 – present);

Senior Vice President and Division General

Counsel, Transamerica Premier Life Insurance

Company (2012 – present);

Senior Vice President and Division General

Counsel, Western Reserve Life Assurance Co. of

Ohio (2012 – present);

Secretary, Aegon Financial Services Group, Inc.

(2012 – present); and

Assistant General Counsel, The Hartford

(2004 – 2012).

Matthew H. Huckman, Sr. (1968)	Tax Manager	Since 2014	Tax Manager, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2014 – present); Tax Manager, TFS (2012 – present); and Assistant Mutual Fund Tax Manager, Invesco (2007-2012).
Scott M. Lenhart (1961)	Acting Chief Compliance Officer and Anti-Money Laundering Officer	Since 2014

Acting Chief Compliance Officer and Anti-Money

Laundering Officer, Transamerica Funds, TST,

TIS, TPP, TPFG, TPFG II and TAAVF

(2014 – present);

Acting Chief Compliance Officer, Anti-Money

Laundering Officer and Chief Risk Officer, TAM

(2014 – present);

Director of Compliance, Transamerica

Investments & Retirement (2014 – present);

Senior Compliance Officer, TAM (2008-2014);

Vice President and Chief Compliance Officer, Transamerica Financial Advisors, Inc. (1999-2006); and

Assistant Chief Compliance Officer, Raymond James Financial, Inc., Robert Thomas Securities, Inc. (1989-1998).

*	Elected and serves at the pleasure of the Board of each Trust.

If an officer has held offices for different funds for different periods of time, the earliest applicable date is shown. No officer of the Trusts, except for the Chief Compliance Officer, receives any compensation from the Trusts.

Each of the Board Members, other than Mr. Jennings Mr. Smit and Mr. Warrick, previously served as a trustee or director of the TAM, Diversified or Premier fund family, and each Board Member was thus initially selected by the board of the applicable predecessor fund family. In connection with the consolidation of all “manager of managers” investment advisory services within Transamerica in 2007, a single board was established to oversee the TAM and Diversified fund families, and each of the Board Members, other than Ms. Bane, Mr. Jennings and Mr. Warrick, joined the Board at that time. The Board was established with a view both to ensuring continuity of representation by board members of the TAM and Diversified fund families on the Board and in order to establish a Board with experience in and focused on overseeing various types of funds, which experience would be further developed and enhanced over time. Ms. Bane joined the Board in 2008 when the Premier fund family was consolidated into Transamerica Mutual Funds. Mr. Jennings joined the Board in 2009. Mr. Warrick joined the Board in 2012. Mr. Smit joined the Board in 2014.

The Board believes that each Board Member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members lead to the conclusion that the Board possesses the requisite skills and attributes. The Board believes that the Board Members’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with TAM, the sub-advisers, other services providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members in reaching its conclusion: his or her character and integrity; such person’s service as a board member of a predecessor fund family (other than Mr. Jennings, Mr. Smit and Mr. Warrick); such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Board Member; the fact that such person’s service would be consistent with the requirements of the retirement policies of the Trust; as to each Board Member other than Mr. Smitand Mr. Warrick, his or her status as not being an “interested person” as defined in the 1940 Act; as to Mr. Smit, his status as a representative of TAM; and, as to Mr. Warrick, his former service in various executive positions for certain affiliates of TAM. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Board Member: Ms. Bane, accounting experience and experience as a board member of multiple organizations; Mr. Hill, financial and entrepreneurial experience as an executive, owner and consultant; Mr. Jennings, investment management experience as an executive of investment management organizations and portfolio manager; Mr. Kimball, business experience as an executive; Mr. Mannella, accounting and fund administration experience, investment management industry experience as an executive and consultant; Mr. Nielsen, academic leadership, insurance, business development and board experience; Ms. Norden, non-profit executive experience and extensive board and academic leadership; Ms. Sawyer, management consulting and board experience; Mr. Waechter, securities industry and fund accounting and fund compliance experience, legal experience and board experience; Mr. Smit, investment management and insurance experience as an executive and leadership roles with TAM and affiliated entities; and Mr. Warrick, financial services industry experience as an executive and consultant with various TAM affiliates and other entities. References to the qualifications, attributes and skills of Board Members are pursuant to requirements of the SEC do not constitute holding out of the Board or any Board Member as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

As a result of the recent resignation of the Chairman, the Board currently does not have a Chair, although it expects to appoint a new Chair at a later date. As noted above, the Board has a Lead Independent Board Member. Independent Board Members constitute more than 75% of the Board.

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The following information supplements the information found in the “Trustee Ownership of Equity Securities” section under the heading “Management of the Trusts” contained in the SAI:

As of July 31, 2014, Mr. Smit owned over $100,000 in the aggregate of all funds/portfolios in the Transamerica Mutual Funds.

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Investors Should Retain this Supplement for Future Reference

August 15, 2014